Offerings - Offering: 1	Mar. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Notes, 4.70% Series due 2028
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	0.99887
Maximum Aggregate Offering Price	$ 299,661,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,878.1
Offering Note
(1)
This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement
No. 333-281614-02.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.